Note 9 - Credit facilitates: Schedule of banking facilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bank of China (Shenzhen Bao'an Branch)
Line of Credit Facility, Frequency of Payment and Payment Terms	12 months from the first actual withdrawal date
Line of Credit Facility, Interest Rate Description	Floating rate, repriced every 6 months; annualized interest rate 3.05%; effectively 5 bps above 1-year LPR
Line of Credit Facility, Collateral	Joint borrowers are Tongri Industrial Automation Equipment (Shenzhen) Co., Ltd. and Mr. Jingan Tang, senior manager.
Long-Term Line of Credit	$ 714,990	$ 0
DBS Bank, Ltd.
Line of Credit Facility, Frequency of Payment and Payment Terms	300 monthly instalments from the date of first disbursement
Line of Credit Facility, Interest Rate Description	Effective on June 6, 2022, the repriced interest rate changes to 1st year and 2nd year fixed rate at 2.58%; SORA in-advance plus 3.00% (Margin)
Line of Credit Facility, Collateral	Guaranteed by Mr. Wanjun Yao, the major shareholder, and the properties of Tung Resources
Long-Term Line of Credit	$ 1,276,318	1,241,762
Long-Term Line of Credit	1,991,308	1,241,762
Broker-Dealer, Bank Loan, Short-Term	(808,394)
Current portion of banking facilities	(93,404)	(80,588)
Banking facilities	$ 1,182,914	$ 1,161,174